Consolidated statements of cash flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Proceeds from sales
Loss for the year	$ 64,435	$ (327,814)	$ (375,545)
Proceeds from sales	1,197,523	1,003,422	965,273
Dividends received	9,823	142,340	6,691
Value added tax recovered	102,548	117,661	81,692
Royalty received	21,565	25,961	38,983
Interest received	3,169	2,140	3,650
Payments to suppliers and third parties	(872,467)	(672,419)	(727,017)
Payments to employees	(160,891)	(138,113)	(175,329)
Income tax paid	(38,121)	(35,401)	(22,330)
Payments of mining royalties	(20,165)	(20,052)	(22,836)
Adjustments to reconcile profit after income tax to net cash flows from operating activities:
Interest paid	(30,402)	(34,138)	(21,518)
Net (increase) decrease in operating liabilities:
Net cash and cash equivalents provided by operating activities	212,582	391,401	127,259
Investing activities
Proceeds from collection of loan to an associate	124,800	0	0
Proceeds from sale of mining concessions, development costs, property, plant and equipment	1,962	7,180	5,481
Additions to mining concessions, development costs, property, plant and equipment	(259,507)	(366,834)	(211,286)
Payments for acquisition of other assets	(5,405)	(5,222)	(10,238)
Loans to associates	0	0	(124,800)
Loans to third parties	0	0	(829)
Net cash and cash equivalents used in investing activities	(138,150)	(364,876)	(341,672)
Financing activities
Proceeds from financial obligations	80,000	275,210	296
Proceeds from bank loans	341,215	200,500	344,503
Payments of bank loans	(300,000)	(442,957)	(90,000)
Payments of financial obligations	(32,599)	(33,476)	(29,891)
Dividends paid to controlling shareholders	(22,099)	(7,621)	0
Dividends paid to non-controlling shareholders	(6,036)	(7,400)	(10,488)
Acquisition of non-controlling interest	(621)	(5,459)	0
Increase of restricted bank accounts	(285)	(2,087)	0
Purchase of treasury shares	0	(1,210)	0
Net cash and cash equivalents provided by (used in) financing activities	59,575	(24,500)	214,420
Increase in cash and cash equivalents for the year, net	134,007	2,025	7
Cash and cash equivalents at beginning of year	80,544	78,519	78,512
Cash and cash equivalents at year-end	214,551	80,544	78,519
Financing and investing activities not affecting cash flows:
Changes in mine closures plans	10,593	34,532	74,907
Contingent consideration liability	1,773	2,349	6,032
Accounts receivable from sale of assets	5,371	5,204	0
Minera Yanacocha SRL and subsidiary [Member]
Proceeds from sales
Loss for the year	(175,454)	(1,043,752)	(450,195)
Adjustments to reconcile profit after income tax to net cash flows from operating activities:
Impairment loss	0	889,499	0
Depreciation and amortization	87,783	140,712	223,142
Deferred income tax	0	0	483,804
Unwinding of discount of the provision for reclamation	21,769	14,104	22,075
Write-off of fixed assets	1,368	14,036	2,411
Loss (gain) for fixed asset sales	(603)	(311)	508
Write-down of ore on leach pads to realizable value	77,385	100,179	64,497
Reversal of the write-down of ore on leach pads to realizable value	(99,219)	(106,103)	(137,293)
Allowance for obsolescence of materials and supplies	1,804	(609)	1,049
Net (increase) decrease in operating assets:
Trade and other receivables	(7,345)	(14,586)	41,842
Prepaid Income Tax	(13,770)	(18,175)	0
Value added tax credit	29,543	7,414	3,701
Inventories and Stockpiles and ore on leach pads	103,334	99,237	120,113
Prepaid expenses	(71)	180	160
Available for sale financial assets	(5,000)	0	0
Net (increase) decrease in operating liabilities:
Trade and other payables	17,346	(10,654)	(60,569)
Income tax payable	0	(12,346)	(23,090)
Adjustments for provisions	77,296	91,842	(6,698)
Adjustments for reclamation liabilities paid	(21,376)	(10,467)	(11,007)
Net cash and cash equivalents provided by operating activities	94,790	140,200	274,450
Investing activities
Proceeds from sale of mining concessions, development costs, property, plant and equipment	2,235	471	1,116
Additions to mining concessions, development costs, property, plant and equipment	(51,624)	(106,908)	(118,429)
Net cash and cash equivalents used in investing activities	(49,389)	(106,437)	(117,313)
Financing activities
Purchase of treasury shares	(47,911)	0	0
Dividends declared and paid	0	(300,000)	0
Net cash and cash equivalents provided by (used in) financing activities	(47,911)	(300,000)	0
Increase in cash and cash equivalents for the year, net	(2,510)	(266,237)	157,137
Cash and cash equivalents at beginning of year	677,524	943,761	786,624
Cash and cash equivalents at year-end	675,014	677,524	943,761
Transactions with no effects in cash flows:
Addition of asset retirement and mine closure	97,326	351,798	10,434
Sociedad Minera Cerro Verde S.A.A. [Member]
Proceeds from sales
Loss for the year	349,881	340,907	33,284
Adjustments to reconcile profit after income tax to net cash flows from operating activities:
Depreciation and amortization	456,467	472,997	244,477
Accretion on remediation and mine closure provision	4,595	4,391	3,985
Income tax expense	486,043	263,082	46,246
Interest paid	(50,510)	(64,325)	(36,233)
Net loss on sale of Property, Plant and Equipment	185	982	661
Mining royalty dispute	295,773	0
Other accounts payable	49,915	70,939	31,360
Net (increase) decrease in operating assets:
Trade and other receivables	(37,636)	(161,335)	(23,165)
Other accounts receivable	(7,062)	2,008	54
Inventories and Stockpiles and ore on leach pads	32,101	(11,341)	(194,582)
Other non-financial assets	226,969	113,355	(239,595)
Net (increase) decrease in operating liabilities:
Provisions related to benefits to employees	33,258	27,503	(23,876)
Other provisions	70,648	(60,863)	8,535
Trade and other payables	(13,663)	16,229	75,430
Income tax	(282,273)	(68,557)	(121,027)
Net cash and cash equivalents provided by operating activities	1,614,691	945,972	(194,446)
Investing activities
Proceeds from sale of mining concessions, development costs, property, plant and equipment	37	235	409
Additions to mining concessions, development costs, property, plant and equipment	(152,769)	(421,610)	(1,663,738)
Stripping activity asset	(153,623)	(61,261)	(111,819)
Purchase of intangibles	0	0	(9,509)
Other inflows (outflows) of cash, classified as investing activities	0	3,832	0
Net cash and cash equivalents used in investing activities	(306,355)	(478,804)	(1,784,657)
Financing activities
Proceeds from bank loans	233,333	350,000	1,896,000
Proceeds from shareholders loans	0	0	600,000
Payments of bank loans	(353,333)	(793,000)	(528,000)
Payments of shareholders loans	(606,014)	0	0
Debt issuance costs	(12,085)	0	(2,356)
Amortization of leasing	(161)	(169)	(163)
Net cash and cash equivalents provided by (used in) financing activities	(738,260)	(443,169)	1,965,481
Increase in cash and cash equivalents for the year, net	570,076	23,999	(13,622)
Cash and cash equivalents at beginning of year	29,951	5,952	19,574
Cash and cash equivalents at year-end	600,027	29,951	5,952
Non cash transactions
Increasedecrease in provision for remediation and mine closure	$ 3,710	$ 16,091	$ 33,803